Revenue - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Remaining performance obligation amount	$ 260,900
Performance obligation percentage to be recognized	36.00%
Revenue recognized for variable consideration	$ 20,300
Contract assets	10,088	$ 5,654
Contract liabilities	26,036	$ 16,015
Contract asset increase due to fulfillment of promises prior to billing	4,400
Increase in contract liability due to deferred revenue	$ 10,000